================================================================================


                               ------------------
                               SEMI-ANNUAL REPORT
                               ------------------
                               September 30, 1999
                               ------------------

                                   Value Line
                                      U.S.
                                  Multinational
                                     Company
                                   Fund, Inc.

                                     [LOGO]
                                   ----------
                                   VALUE LINE
                                    No-Load
                                     Mutual
                                      Fund

Value Line U.S. Multinational Company Fund, Inc.

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

The first half of our fiscal year has seen a successful run for the U.S. Multinational Fund. While the overall U.S. equity market has been fairly static over the six-month period from April 1st to September 30th, your Fund has made some real progress. The unmanaged Standard & Poor's 500 Index was up just 0.36% over that period (including reinvested dividends), while the U.S. Multinational Fund posted a total return of 3.70%.

These results are especially gratifying in terms of the difficult environment facing multinational over the past two years, with economic crises in Japan, the Pacific Rim, and Latin America; with the devaluation of the Russian ruble; with the collapse of Long Term Capital Management; and with the uncertainties connected with the Year 2000 computer bug. These developments seriously damaged the stocks of companies that operate outside of the U.S. both in 1997 and in 1998. And while the recovery has been slow, it has most surely taken place.

Now that the problems of prior years are behind us, it may be a good time to reconsider the theses for investing in multinational company stocks in the first place. The most important reason is economic diversification. It is true that the world exhibits much more business and economic coordination than it did a quarter-century ago, but it also remains true that each jurisdiction faces and responds to different economic forces. Thus, while the U.S. remains among the most vital economies on the planet, it seems prudent to place a portion of one's assets with economies that are growing more rapidly, or that revolve around cycles different from those of the U.S.

For some investors, that means direct investment in companies domiciled in countries around the world. However, compared with managing a portfolio of U.S.-based stocks, direct foreign investment involves a number of risks
(including currency relationships, political and social unrest, and lax securities market regulation) and costs (including custodial fees, the price of research information, and fluid accounting standards).

Under Value Line's program for investing in U.S. multinationals, the investor can rely on the stringent market regulation and government stability of the U.S. investment marketplace, while simultaneously gaining exposure through U.S. multinational companies to a wide variety of vibrant foreign economies. Over the long term, this should should significantly boost returns within an investor's overall asset mix.

We appreciate your continued confidence in Value Line, and we wish you the best for a profitable new year.

                                         Sincerely,


                                         /s/ Jean Bernhard Buttner
                                         Jean Bernhard Buttner
                                         Chairman and President

November 10, 1999

--------------------------------------------------------------------------------

                                Value Line U.S. Multinational Company Fund, Inc.

U.S. Multinational Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The American economy continues to perform well as we proceed through the final weeks of the year. Evidence of this healthy level of business activity can be found in the strong pace of manufacturing, the acceleration in job growth, and the generally solid performance with respect to consumer spending. Overall, we estimate that GDP growth, which rose at a vigorous 4.8% rate in the third quarter, will average a solid 4% during the final three months of the year, unless serious Year 2000 dislocations develop. We think growth will then moderate into the 2.0%-2.5% range during the first half of next year. In all, we believe that the 12 months upcoming will mark the tenth year in a row of sustained economic growth.

Inflationary pressures, meanwhile, continue to be held largely at bay, in spite of a tightening labor market, with strong increases in productivity being at least partially responsible for this comparative pricing stability. Nevertheless, a gradual uptrend in cost pressures does seem likely over the next several quarters. The Federal Reserve, taking note of this somewhat higher expense structure, is likely to maintain a neutral to at most modestly restrictive monetary stance in the months ahead.

Performance Data:*

                                          Average
                                          Annual
                                           Total
                                          Return
                                           -----
1 year ended September 30, 1999........    42.02%
3 years ended September 30, 1999.......    20.67%
From November 17, 1995+ to
  September 30, 1999...................    22.48%

+    Commencement of operations.

* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.


--------------------------------------------------------------------------------

Value Line U.S. Multinational Company Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

    Shares                                                     Value
--------------------------------------------------------------------------------

COMMON STOCKS (90.5%)

            ADVERTISING (2.0%)

     9,200  Omnicom Group, Inc .....................   $      728,525

            AIR TRANSPORT (1.8%)
     8,500  Delta Air Lines, Inc ...................          412,250
     6,000  FDX Corp.* .............................          232,500
                                                       --------------
                                                              644,750

            BANK (1.7%)
     4,300  Chase Manhattan Corp ...................          324,113
     4,300  State Street Corporation ...............          277,887
                                                       --------------
                                                              602,000

            COMPUTER &
               PERIPHERALS (15.7%)
    24,000  Cisco Systems, Inc.* ...................        1,645,500
    30,000  Dell Computer Corp.* ...................        1,254,375
    24,000  EMC Corp.* .............................        1,714,500
     8,000  International Business
              Machines Corp ........................          971,000
                                                       --------------
                                                            5,585,375

            COMPUTER SOFTWARE &
               SERVICES (5.8%)
    15,750  Computer Associates
              International, Inc ...................          964,688
    12,000  Microsoft Corp.* .......................        1,086,750
                                                       --------------
                                                            2,051,438

            DIVERSIFIED
               COMPANIES (3.7%)
     7,800  AlliedSignal Inc .......................          467,512
     5,000  Tyco International, Ltd ................          516,250
     5,500  United Technologies Corp. ..............          326,219
                                                       --------------
                                                            1,309,981

            DRUG (9.8%)
     8,000  Amgen Inc.* ............................          652,000
     6,800  Biogen, Inc.* ..........................          535,925
     5,000  Genzyme Corp.--
              General Division* ....................          225,312
     6,500  Lilly (Eli) & Co .......................          416,000
     6,000  Merck & Co., Inc .......................          388,875
    18,000  Pfizer, Inc ............................          646,875
    14,000  Schering-Plough Corp ...................          610,750
                                                       --------------
                                                            3,475,737

            ELECTRIC UTILITY--
               CENTRAL (1.5%)
     9,000  AES Corp.* .............................          531,000

            ELECTRICAL
               EQUIPMENT (1.8%)
     5,500  General Electric Co ....................          652,094

            ENTERTAINMENT (1.3%)
     6,000  Clear Channel
              Communications, Inc.* ................          479,250

            FINANCIAL SERVICES
            (3.4%)
     6,000  American Express Co ....................          807,750
     9,375  Citigroup Inc ..........................          412,500
                                                       --------------
                                                            1,220,250

            GROCERY (0.8%)
     7,500  Safeway Inc.* ..........................          285,469

            HOUSEHOLD
               PRODUCTS (1.2%)
     4,400  Procter & Gamble Co ....................          412,500

            INSURANCE--
               DIVERSIFIED (1.7%)
     6,750  American International
              Group, Inc ...........................          586,828


--------------------------------------------------------------------------------
4

                                Value Line U.S. Multinational Company Fund, Inc.

                                                              September 30, 1999
--------------------------------------------------------------------------------

    Shares                                                     Value
--------------------------------------------------------------------------------

            INTERNET (2.9%)
    10,000  America Online, Inc.* ..................   $    1,040,000

            MACHINERY (1.2%)
     7,800  Ingersoll-Rand Co ......................          428,512

            MEDICAL SUPPLIES (8.6%)
     8,300  Biomet, Inc ............................          218,394
     7,500  Centocor, Inc.* ........................          439,219
    18,000  Guidant Corp.* .........................          965,250
            8,000 Johnson & Johnson ................          735,000
    20,000  Medtronic, Inc .........................          710,000
                                                       --------------
                                                            3,067,863

            PAPER & FOREST
            PRODUCTS (0.5%)
    12,000  Louisiana-Pacific Corp .................          187,500

            RECREATION (2.9%)
     8,000  Carnival Corp ..........................          348,000
     9,500  Electronic Arts Inc.* ..................          687,562
                                                       --------------
                                                            1,035,562

            RETAIL--SPECIAL
               LINES (3.4%)
    20,000  Tiffany & Co ...........................        1,198,750

            RETAIL STORE (1.9%)
     4,500  Costco Wholesale Corp.* ................          324,000
     7,500  Wal-Mart Stores, Inc ...................          356,719
                                                       --------------
                                                              680,719

            SEMICONDUCTOR (3.1%)
    15,000  Intel Corp .............................        1,114,688

            SEMICONDUCTOR--
               CAPITAL EQUIPMENT (1.6%)
     5,000  Altera Corp.* ..........................          216,875
     4,300  Applied Materials Inc.* ................          334,862
                                                       --------------
                                                              551,737

            SHOE (0.5%)
     3,300  Nike, Inc. Class "B" ...................          187,688

            TELECOMMUNICATIONS
               EQUIPMENT (7.0%)
    10,000  ADC Telecommunications,
              Inc.* ................................          419,375
    20,000  Loral Space &
              Communications Ltd.* .................          343,750
     7,400  Lucent Technologies Inc ................          480,075
     2,800  QUALCOMM Inc.* .........................          529,725
    12,800  Tellabs, Inc.* .........................          728,800
                                                       --------------
                                                            2,501,725

            TELECOMMUNICATION
               SERVICES (4.0%)
     9,000  AT & T Corp ............................          391,500
    14,400  MCI WorldCom, Inc.* ....................        1,035,000
                                                       --------------
                                                            1,426,500

            TRUCKING/
               TRANSPORTATION
               LEASING (0.7%)
     6,800  CNF Transportation Inc .................          253,300
                                                       --------------

            TOTAL COMMON STOCKS
               & TOTAL INVESTMENT
               SECURITIES (90.5%)
               (Cost $16,972,047) ..................       32,239,741
                                                       --------------


--------------------------------------------------------------------------------

Value Line U.S. Multinational Company Fund, Inc.

Schedule of Investments (unaudited)                           September 30, 1999
--------------------------------------------------------------------------------
 Principals
 Amount                                                       Value
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (9.3%)
(including accrued interest)

$1,700,000  Collateralized by $1,248,000
            U.S. Treasury Bonds 12%,
            due 8/15/13, with a value
            of $1,740,960 (with
            Warburg Dillon Read LLC
            5%, dated 9/30/99,
            due 10/1/99, delivery
            value $1,700,236) ......................   $    1,700,236
                                                       --------------
 1,600,000  Collateralized by $1,120,000
            U.S. Treasury Bonds 12.5%,
            due 8/15/14, with a value
            of $1,638,701 (with
            Morgan Stanley & Co., Inc.
            5.25%, dated 9/30/99,
            due 10/1/99, delivery value
            $1,600,233) ............................        1,600,233
                                                       --------------

            TOTAL REPURCHASE
            AGREEMENTS
            (Cost $3,300,469) ......................        3,300,469
                                                       --------------

CASH AND RECEIVABLES
  LESS LIABLITIES (0.2%) ...........................           72,945
                                                       --------------

NET ASSETS (100%) ..................................   $   35,613,155
                                                       ==============

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE,
  PER OUTSTANDING SHARE
  ($35,613,155 / 1,739,066) ........................   $        20.48
                                                       ==============
*Non-income producing


See Notes to Financial Statements.


--------------------------------------------------------------------------------
6

Statement of Assets and Liabilities
at September 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Assets:
Investment securities, at value
  (Cost--$16,972,047) ...................................          $ 32,239,741
Repurchase agreements
  (Cost--$3,300,469) ....................................             3,300,469
Cash ....................................................                99,298
Deferred organization costs (note 2) ....................                11,750
Receivable for capital shares sold ......................                10,659
Dividends receivable ....................................                 9,766
                                                                   ------------

    Total Assets ........................................            35,671,683
                                                                   ------------

Liabilities:
Accrued expenses:
  Advisory fee payable ..................................                22,478
  Service and distribution plan
    fees payable ........................................                 7,498
  Other .................................................                28,552
                                                                   ------------
    Total Liabilities ...................................                58,528
                                                                   ------------

Net Assets ..............................................          $ 35,613,155
                                                                   ============

Net Assets consist of:
Capital stock, at $.01 par value
  (authorized 50,000,000,
  outstanding 1,739,066 shares) .........................          $     17,391
Additional paid-in capital ..............................            19,208,061
Accumulated net investment loss .........................              (133,231)
Undistributed net realized gain
  on investments ........................................             1,253,240
Net unrealized appreciation
  of investments ........................................            15,267,694
                                                                   ------------

Net Assets ..............................................          $ 35,613,155
                                                                   ============

Net Asset Value, Offering and
  Redemption Price, per
  Outstanding Share
  ($35,613,155 / 1,739,066
  shares outstanding) ...................................          $      20.48
                                                                   ============




Statement of Operations
for the six months ended September 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Investment Income:
Dividend income ..........................................          $    68,473
Interest income ..........................................               63,343
                                                                    -----------
    Total Income .........................................              131,816
                                                                    -----------

Expenses:
Advisory fee .............................................              131,153
Service and distribution plan fee ........................               43,718
Auditing and legal fees ..................................               18,326
Accounting and bookkeeping fees ..........................               16,200
Registration and filing fees .............................               15,600
Custodian fees ...........................................               13,984
Directors' fees and expenses .............................               11,177
Amortization of deferred
  organization costs (note 2) ............................                5,214
Insurance, dues and other ................................                4,291
Printing .................................................                4,182
Transfer agent ...........................................                2,328
                                                                    -----------
    Total expenses before
      custody credits ....................................              266,173
    Less: custody credits ................................               (1,126)
                                                                    -----------
      Net Expenses .......................................              265,047
                                                                    -----------
Net Investment Loss ......................................             (133,231)
                                                                    -----------
Net Realized and Unrealized
  Gain on Investments:
    Net Realized Gain ....................................              506,082
    Change in Net Unrealized
      Appreciation .......................................              874,420
                                                                    -----------
Net Realized Gain and Change in
  Net Unrealized Appreciation
  on Investments .........................................            1,380,502
                                                                    -----------
Net Increase in Net Assets
  from Operations ........................................          $ 1,247,271
                                                                    ===========


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
for the six months ended September 30, 1999 (unaudited) and for the year ended March 31, 1999
--------------------------------------------------------------------------------

                                                                Six Months Ended
                                                               September 30, 1999    Year Ended
                                                                  (unaudited)     March 31, 1999
                                                               ----------------------------------
Operations:
  Net investment loss .......................................   $   (133,231)      $   (222,745)
  Net realized gain on investments ..........................        506,082            747,158
  Change in net unrealized appreciation .....................        874,420          5,358,747
                                                                ---------------------------------
  Net increase in net assets from operations ................      1,247,271            5,883,160
                                                                ---------------------------------
Distributions to Shareholders:
  Net investment income .....................................           --                   --
  Net realized gain from investment transactions ............           --                   --
                                                                ---------------------------------
  Total distributions .......................................           --                   --
                                                                ---------------------------------
Capital Share Transactions:
  Proceeds from sale of shares ..............................        667,618            1,820,458
  Proceeds from reinvestment of distributions to shareholders           --                   --
  Cost of shares repurchased ................................       (404,818)          (3,275,754)
                                                                ---------------------------------
  Net increase (decrease) from capital share transactions ...        262,800           (1,455,296)
                                                                ---------------------------------
Total Increase in Net Assets ................................      1,510,071            4,427,864

Net Assets:
  Beginning of period .......................................     34,103,084           29,675,220
                                                                ---------------------------------
  End of period .............................................   $ 35,613,155         $ 34,103,084
                                                                =================================
Accumulated Net Investment Loss, at end of period ...........   $   (133,231)        $      --
                                                                =================================


See Notes to Financial Statements
--------------------------------------------------------------------------------
8

                                Value Line U.S. Multinational Company Fund, Inc.

Notes to Financial Statements                     September 30, 1999 (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Value Line U.S. Multinational Company Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is maximum total return. The Fund invests primarily in common stock or securities convertible into common stock of U.S. companies that have significant sales from international operations. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales price on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

2. Organization Costs

Costs of $52,030 incurred in connection with the Fund's organization and initial registration have been deferred and are being amortized on a straight-line basis over 60 months, beginning at the commencement of operations of the Fund. In the event any of the initial shares of the Fund are redeemed by the holder thereof during the five-year amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized deferred organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.


--------------------------------------------------------------------------------

Value Line U.S. Multinational Company Fund, Inc.

Notes to Financial Statements                     September 30, 1999 (unaudited)
--------------------------------------------------------------------------------

3. Capital Share Transactions

Transactions in capital stock were as follows:

                                                      Six Months
                                                        Ended
                                                     September 30,    Year Ended
                                                        1999           March 31,
                                                     (unaudited)         1999
                                                     ---------------------------
Shares sold .................................           33,031          106,930
Shares issued in reinvestment
  of dividends and
  distributions .............................             --               --
                                                     ---------------------------
                                                        33,031          106,930

Shares repurchased ..........................           20,411          204,594
                                                     ---------------------------
Net increase (decrease) .....................           12,620          (97,664)
                                                     ===========================

4. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

                                                               Six Months Ended
                                                              September 30, 1999
                                                                  (unaudited)
                                                                 --------------
PURCHASES:
  Investment Securities ................................          $6,704,093
                                                                  ==========
SALES:
  Investment Securities ................................          $6,329,824
                                                                  ==========

At  September  30,  1999,  the  aggregate  cost  of  investment  securities  and repurchase agreements for federal income tax purposes was $20,272,516. The aggregate appreciation and depreciation of investments based on a comparison of investment values and their costs for federal income tax purposes was
$15,964,341 and $696,647 respectively, resulting in a net appreciation of $15,267,694.

5. Advisory  Fees,  Service and  Distribution  Plan Fees and  Transactions  With
   Affiliates:

An advisory fee of $131,153 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the six months ended September 30, 1999. The fee was computed at the rate of .75 of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended September 30, 1999, fees amounting to $43,718 were paid or payable to the Distributor under this Plan.

Certain officers and directors of the Adviser and the Distributor, are also officers and a director of the Fund. During the six months ended September 30, 1999, the Fund paid brokerage commissions totalling $5,226 to the Distributor, a registered broker/dealer, which clears its transactions through unaffiliated brokers.

At September 30, 1999, the Adviser, and/or affiliated companies, and the Value Line, Inc. Profit Sharing and Savings Plan, owned 1,434,189 shares of the Fund's capital stock, representing 82.5% of the outstanding shares. In addition, certain officers and directors of the Fund owned 119,629 shares of capital stock, representing 6.9% of the outstanding shares.


--------------------------------------------------------------------------------
10

                                Value Line U.S. Multinational Company Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                           Six Months                                          November 17, 1995
                                              Ended              Years Ended March 31,         (Commencement of
                                         Sept. 30, 1999     ------------------------------       Operations) to
                                           (unaudited)      1999         1998         1997       March 31, 1996
                                         ----------------------------------------------------------------------------
Net asset value, beginning of period ....   $ 19.75       $ 16.27      $ 12.34      $ 10.55          $ 10.00
                                            -------------------------------------------------------------------------
Income (loss) from investment operations:
    Net investment (loss) income ........      (.08)         (.13)        (.08)         .12(1)           .07(1)
    Net gains on securities
      (both realized and unrealized) ....       .81          3.61         4.80         1.82              .52
                                            -------------------------------------------------------------------------
    Total from investment operations ....       .73          3.48         4.72         1.94              .59
                                            -------------------------------------------------------------------------
Less distributions:
  Dividends from net investment
    income ..............................      --            --           --           (.14)            (.04)
  Distributions from capital gains ......      --            --           (.79)        (.01)            --
                                            -------------------------------------------------------------------------
  Total distributions ...................      --            --           (.79)        (.15)            (.04)
                                            -------------------------------------------------------------------------
Net asset value, end of period ..........   $ 20.48       $ 19.75      $ 16.27      $ 12.34          $ 10.55
                                            =========================================================================
Total return ............................      3.70%+       21.39%       39.17%       18.36%            5.93%+
                                            =========================================================================
Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ........................   $35,613       $34,103      $29,675      $18,081          $12,448
Ratio of operating expenses to
  average net assets ....................      1.53%*(4)     1.58%(4)     1.69%(4)     1.97%(2)(3)      2.45%*(2)(3)
Ratio of net investment (loss) income
  to average net assets .................     (0.77)%*      (0.76)%      (0.60)%      (0.64)%(2)(3)    (0.32)%*(2)(3)
Portfolio turnover rate .................        20%*+         36%          49%          56%              17%+

(1) Net of custody fee credits, expense reimbursement and fees waived by the Adviser. Had these expenses been fully paid by the Fund for the periods ended March 31, 1997 and 1996, net investment loss per share would have been $(.07) and $(.001), respectively.

(2) Due to the reimbursement of expenses and waiver of fees by the Adviser, data are not indicative of future periods.

(3) Before custody fee credits, expense reimbursement and fees waived by the Adviser. After expense reimbursement and fees waived for the periods ended March 31, 1997 and 1996, ratio of expenses to average net assets was 0.40% and 0%*, respectively; and ratio of net investment income to average net assets was 0.93% and 2.13%*, respectively.

(4)  Before offset of custody credits.

*    Annualized

+    Not annualized.

See Notes to Financial Statements.


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

Value Line U.S. Multinational Company Fund, Inc.

                          Other Information (unaudited)
--------------------------------------------------------------------------------

Year 2000. Like other mutual funds, the Fund could be adversely affected if the computer systems used by the Adviser and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Adviser is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

The Year 2000 problem is expected to impact corporations, which may include issuers of portfolio securities held by the Fund, to varying degrees based upon various factors, including, but not limited to, the corporation's industry sector and degree of technological sophistication. The Fund is unable to predict what impact, if any, the Year 2000 Problem will have on issuers of the portfolio securities held by the Fund.


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                                Value Line U.S. Multinational Company Fund, Inc.

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Value Line U.S. Multinational Company Fund, Inc.

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Value Line U.S. Multinational Company Fund, Inc.

                            The Value Family of Funds
--------------------------------------------------------------------------------

1950--The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952--Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956--The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972--Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979--The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital.

1981--Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S.

Government and its agencies and instrumentalities.

1983--Value Line Centurion Fund* seeks long-term growth of capital.

1984--The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio.

1985--Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986--Value Line Aggressive Income Trust seeks to maximize current income.

1987--Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal.

1987--Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993--Value Line Small-Cap Growth Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995--Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
16

================================================================================

INVESTMENT ADVISER    Value Line, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

DISTRIBUTOR           Value Line Securities, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

CUSTODIAN BANK        State Street Bank and Trust Co.
                      225 Franklin Street
                      Boston, MA 02110

SHAREHOLDER           State Street Bank and Trust Co.
SERVICING AGENT       c/o NFDS
                      P.O. Box 219729
                      Kansas City, MO 64121-9729

INDEPENDENT           PricewaterhouseCoopers LLP
ACCOUNTANTS           1177 Avenue of the Americas
                      New York, NY 10036

LEGAL COUNSEL         Peter D. Lowenstein, Esq.
                      Two Greenwich Plaza, Suite 100
                      Greenwich, CT 06830

DIRECTORS             Jean Bernhard Buttner
                      Francis C. Oakley
                      Marion N. Ruth
                      Frances T. Newton

OFFICERS              Jean Bernhard Buttner
                      Chairman and President
                      Alan N. Hoffman
                      Vice President
                      David T. Henigson
                      Vice President and
                      Secretary/Treasurer
                      Jack M. Houston
                      Assistant Secretary/Treasurer
                      Stephen La Rosa
                      Assistant Secretary/Treasurer

International investments entail special risk considerations including currency, liquidity, economic and political risks.

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and, accordingly, they do not express an opinion thereon.

This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                          509918